DEFERRED INCOME	12 Months Ended
Dec. 31, 2011
DEFERRED INCOME
14	DEFERRED INCOME

Deferred income consists of the following:

	December 31,
	2010	2011
	RMB	RMB

Deferred revenue arising from Shopper’s Card Program (Note 2(m))	26,102	10,662
Deferred rebate income	18,794	17,078

	44,896	27,740